Fixed Assets and Intangible Assets - Schedule of Fixed Assets and Intangible Assets (Details) - USD ($)	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Capitalized Software, net	$ 9,801	$ 10,551
Parent [Member]
Capitalized Software	15,000
Less accumulated amortization	(5,199)
Capitalized Software, net	$ 9,801
Content Checked Inc [Member]
Capitalized Software		15,000	$ 15,000
Less accumulated amortization		(4,449)	(1,449)
Capitalized Software, net		$ 10,551	$ 13,551